AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON July 26, 2023

File No. 333-271326

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 3

FUNDVANTAGE TRUST
(Exact Name of Registrant as Specified in Charter)

301 Bellevue Parkway, Wilmington, DE 19809
(Address of Principal Executive Offices)

(856) 528-3500
(Registrant’s Area Code and Telephone Number)

With copies to:

Joel L. Weiss JW Fund Management LLC 1636 N Cedar Crest Blvd., Suite #161 Allentown, PA 18104	Joseph V. Del Raso, Esq. Troutman Pepper Hamilton Sanders LLP 3000 Two Logan Square Philadelphia, PA 19103

It is proposed that this filing will become effective immediately pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

This Post-Effective Amendment No. 3 is being filed solely for the purpose of filing an exhibit to the Registration Statement on Form N-14 (File No. 333-271326). Parts A and B are incorporated herein by reference to the definitive prospectus and Statement of Additional Information filed pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended, filed on May 24, 2023. Part C is incorporated herein by reference to the Registration Statement, except that sub-item 12 of Item 16 is restated in its entirety as indicated herein.

PART C

OTHER INFORMATION

Item 16.	Exhibits.

(12)	Opinion and Consent of Troutman Pepper Hamilton Sanders LLP, supporting the tax matters and consequences of securities being issued, is filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 3 to its Registration Statement on Form N-14 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 3 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, State of Delaware on the 26th day of July, 2023.

FUNDVANTAGE TRUST

By:	/s/ Joel L. Weiss
Joel L. Weiss, President and CEO

As required by the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

/s/ Robert J. Christian*	Trustee	July 26, 2023
Robert J. Christian

/s/ Iqbal Mansur*	Trustee	July 26, 2023
Iqbal Mansur

/s/ Nicholas M. Marsini, Jr.*	Trustee	July 26, 2023
Nicholas M. Marsini, Jr.

/s/ Nancy B. Wolcott*	Trustee	July 26, 2023
Nancy B. Wolcott

/s/ Stephen M. Wynne*	Trustee	July 26, 2023
Stephen M. Wynne

/s/ Christine S. Catanzaro	Treasurer and CFO	July 26, 2023
Christine S. Catanzaro

/s/ Joel L. Weiss	President and CEO	July 26, 2023
Joel L. Weiss

* By:	/s/ Joel L. Weiss
Joel L. Weiss
Attorney-in-Fact

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EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
(12)	Opinion and Consent of Troutman Pepper Hamilton Sanders LLP, supporting the tax matters and consequences of securities being issued

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